11. RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Assets
Current assets	$ 6,209,894		$ 4,917,587	$ 1,291,237
Noncurrent assets	30,886,277		32,331,919	12,765,680
Total assets	53,137,006		51,683,246	21,711,682
Liabilities and Equity
Current liabilities	10,823,180		10,788,838	7,037,058
Total liabilities and equity	53,137,006		51,683,246	$ 21,711,682
Summary of Statements of Operations
Revenues	7,488,239	$ 3,035,819	13,506,097
Expense	4,469,898	1,833,058	8,521,379
Net loss	(6,426,866)	$ (2,752,646)	(19,231,890)
MSTI Member
Assets
Current assets	3,609		4,481
Noncurrent assets	2,877,313		2,869,553
Total assets	2,880,922		2,874,034
Liabilities and Equity
Current liabilities	234,362		213,264
Noncurrent liabilities	0		0
Equity	2,646,560		2,660,770
Total liabilities and equity	2,880,922		2,874,034
Summary of Statements of Operations
Revenues	177		1,364
Expense	14,210		470,342
Net loss	$ (14,033)		$ (468,978)